Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of period	€ 758,701	€ 364,999	€ 206,135
Costs of capital increase	(15,837)	(269)	(19,360)
Aggregate share capital	275,510	250,187	211,390	€ 163,904
Balance at end of period	1,011,983	758,701	364,999	206,135
Share capital
Balance at beginning of period	223,928	185,399	157,274
Share capital increase	25,323	38,798	47,485
Costs of capital increase	(15,837)	(269)	(19,360)
Aggregate share capital	275,510	250,187	211,389
Costs of capital increase (accumulated)	(42,096)	(26,259)	(25,990)
Balance at end of period	€ 233,414	€ 223,928	€ 185,399	€ 157,274